Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
MainStay Emerging Markets Debt Fund (Prospectus Summary) | MainStay Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Emerging Markets Debt Fund
Supplement	ck0000787441_SupplementTextBlock

THE MAINSTAY FUNDS

MainStay Emerging Markets Debt Fund

Supplement dated December 15, 2017 (“Supplement”) to the Summary Prospectus

and Prospectus, each dated February 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and Summary Prospectus.

Important Notice Regarding Changes to the Investment Objective of the

MainStay Emerging Markets Debt Fund (“Fund”)

At meetings held December 11-13, 2017, the Fund's Board of Trustees approved changes to the Fund's investment objective. Effective February 28, 2018, the Fund's investment objective will be as follows:

The Fund seeks current income. Capital appreciation is a secondary objective.

Supplement Closing	ck0000787441_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.